Non-financial assets and liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets
Tax losses	$ 73,474	$ 74,602
Other temporary differences	13,605	13,143
Total deferred tax assets	87,079	87,745
Deferred tax liabilities
Intangible assets	87,079	87,745
Total deferred tax liabilities	87,079	87,745
Net deferred tax liabilities	$ 0	$ 0